Basis of Preparation and Material Accounting Policies - Schedule Of Depreciation Is Calculated By The Straight Line Method Based On The Asset Estimated Useful Life (Detail)	12 Months Ended
Dec. 31, 2024
Buildings and improvements [member] | Bottom of range [member]
Schedule Of Depreciation Is Calculated By The Straight Line Method Based On The Asset Estimated Useful Life [Line Items]
Class of assets	30 years
Buildings and improvements [member] | Top of range [member]
Schedule Of Depreciation Is Calculated By The Straight Line Method Based On The Asset Estimated Useful Life [Line Items]
Class of assets	60 years
Installations [member] | Bottom of range [member]
Schedule Of Depreciation Is Calculated By The Straight Line Method Based On The Asset Estimated Useful Life [Line Items]
Class of assets	5 years
Installations [member] | Top of range [member]
Schedule Of Depreciation Is Calculated By The Straight Line Method Based On The Asset Estimated Useful Life [Line Items]
Class of assets	25 years
Machinery and equipment [member] | Bottom of range [member]
Schedule Of Depreciation Is Calculated By The Straight Line Method Based On The Asset Estimated Useful Life [Line Items]
Class of assets	10 years
Machinery and equipment [member] | Top of range [member]
Schedule Of Depreciation Is Calculated By The Straight Line Method Based On The Asset Estimated Useful Life [Line Items]
Class of assets	35 years
Furniture and fixtures [member] | Bottom of range [member]
Schedule Of Depreciation Is Calculated By The Straight Line Method Based On The Asset Estimated Useful Life [Line Items]
Class of assets	5 years
Furniture and fixtures [member] | Top of range [member]
Schedule Of Depreciation Is Calculated By The Straight Line Method Based On The Asset Estimated Useful Life [Line Items]
Class of assets	30 years
Vehicles [member] | Bottom of range [member]
Schedule Of Depreciation Is Calculated By The Straight Line Method Based On The Asset Estimated Useful Life [Line Items]
Class of assets	5 years
Vehicles [member] | Top of range [member]
Schedule Of Depreciation Is Calculated By The Straight Line Method Based On The Asset Estimated Useful Life [Line Items]
Class of assets	10 years
Aircraft [member] | Bottom of range [member]
Schedule Of Depreciation Is Calculated By The Straight Line Method Based On The Asset Estimated Useful Life [Line Items]
Class of assets	5 years
Aircraft [member] | Top of range [member]
Schedule Of Depreciation Is Calculated By The Straight Line Method Based On The Asset Estimated Useful Life [Line Items]
Class of assets	51 years
Computers and peripherals [member] | Bottom of range [member]
Schedule Of Depreciation Is Calculated By The Straight Line Method Based On The Asset Estimated Useful Life [Line Items]
Class of assets	2 years
Computers and peripherals [member] | Top of range [member]
Schedule Of Depreciation Is Calculated By The Straight Line Method Based On The Asset Estimated Useful Life [Line Items]
Class of assets	10 years
Tooling [member] | Bottom of range [member]
Schedule Of Depreciation Is Calculated By The Straight Line Method Based On The Asset Estimated Useful Life [Line Items]
Class of assets	10 years
Tooling [member] | Top of range [member]
Schedule Of Depreciation Is Calculated By The Straight Line Method Based On The Asset Estimated Useful Life [Line Items]
Class of assets	25 years
Exchange pool program [Member] | Bottom of range [member]
Schedule Of Depreciation Is Calculated By The Straight Line Method Based On The Asset Estimated Useful Life [Line Items]
Class of assets	27 years
Exchange pool program [Member] | Top of range [member]
Schedule Of Depreciation Is Calculated By The Straight Line Method Based On The Asset Estimated Useful Life [Line Items]
Class of assets	32 years